Financial instruments - Summary of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	R$ 5,334,398	R$ 6,454,268
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,891,829	3,845,133
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	144,069	216,746
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,019,299	1,225,570
Amortized cost | Agribusiness Receivables Certificates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	410,515	405,565
Amortized cost | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	501,886	205,088
Amortized cost | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	148,017	206,242
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	189,615	174,665
Amortized cost | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	29,168	6,397
Amortized cost | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		168,862
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	66,528	163,395
Fair value through profit or loss | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Agribusiness Receivables Certificates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	31,411	75,017
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	33,164	65,957
Fair value through profit or loss | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,953	22,421
Fair value through profit or loss | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,505,530	2,994,661
Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	34,800	168,862
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,470,730	2,825,799
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	35,482	188,337
Fair value through profit or loss | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,748	47,677
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R$ 31,734	R$ 140,660